Investments in Other Companies (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Jul. 18, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in Other Companies [Abstract]
Investments in other companies	$ 67,277		$ 65,082	$ 56,177	$ 46,923
Share capital amount		$ 9,810
Purchase and sale contract percentage	100.00%